Fair value measurements - Schedule of Level 3 Fair Value Measurement Inputs (Details) - Private Placement Warrants	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Aug. 30, 2021 shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Class of warrant or right, outstanding (in shares)			9,666,667
Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Class of warrant or right, outstanding (in shares)	9,666,667	9,666,667
Derivative liability, measurement input	0
Level 3 | Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	11.5	11.5
Level 3 | Share price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	4.36	8.02
Level 3 | Expiration term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	3.66	4.66
Level 3 | Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.529	0.448
Level 3 | Risk-free Rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.0413	0.0122
Level 3 | Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0
Level 3 | Dividend yield | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0
Level 3 | Dividend yield | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.05